Employee costs and share plans for employees, Employee costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee costs and share plans for employees
Salaries	$ 5,648	$ 5,370	$ 5,004
Social security costs	658	626	570
Pension costs	491	469	378
Other employment costs	771	505	534
Total employee benefits expense	7,568	6,970	6,486
Severance costs	$ 158	$ 94	$ 225